SUBSCRIPTIONS RECEIVED (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUBSCRIPTIONS RECEIVED [Abstract]
Subscription received	$ 90,000	$ 250,000	$ 40,000
Subscription receivables, shares	180,000	500,000
Stock price per share	$ 0.50	$ 0.50
Subscription shares issued	500,000	500,000